Consolidated and Combined Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 16,554,152	$ 8,420,771	$ 10,317,181
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property, plant and equipment	506,379	208,978	115,831
Amortization of operating right-of-use assets	1,963,599	1,942,046	1,450,193
Allowance for obsolete inventories	84,680	279,203	434,729
Written-off inventories	(56,420)	(54,446)	(377,485)
Provision (benefit) for deferred income taxes	(36,952)	(147,038)	61,716
Provision for allowance for expected credit losses	196,075	3,007	102,010
Written-off accounts receivable		(71,667)
Provision for warranty liabilities	6,534,757	6,075,365	4,433,892
Provision for (reversal of) reinstatement cost	119,632	(46,657)	251,688
Non-cash lease expense	(2,079,182)	(1,892,463)	(1,650,140)
Change in fair value of derivative financial instruments	74,765	403,350	(2,841,215)
Written-off property, plant and equipment	39,798	14,443	2
Loss on disposal of property, plant and equipment			1,236
Change in operating assets and liabilities:
Accounts receivables	(9,278,182)	(9,547,307)	10,966,279
Inventories	(1,601,035)	(2,076,712)	1,962,191
Deposit, prepayments, and other receivables	(708,101)	(135,774)	(118,810)
Accounts payable	3,940,150	2,036,106	(1,746,001)
Customer deposits	342,363	(408)	854,034
Accrued liabilities and other payables	1,636,320	(60,821)	(1,239,743)
Warranty liabilities	(6,441,785)	(6,279,163)	(5,202,705)
Income tax payable	1,688,579	1,313,725	1,068,847
Net cash provided by operating activities	13,479,592	384,538	18,843,730
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,136,453)	(515,509)	(275,742)
Advance payment for acquisition of long-term investments	(1,000,000)
Net cash used in investing activities	(2,136,453)	(515,509)	(275,742)
Cash flows from financing activities:
Proceeds from short-term borrowings	56,879,103	40,767,835	35,403,870
Repayments of short-term borrowings	(61,745,882)	(26,520,262)	(54,351,782)
Repayments to related parties	(21,060,665)	(20,352,298)	(30,692,612)
Advances from related parties	12,251,954	20,769,756	27,742,584
Amounts due from related parties - Reorganization and scrapping	4,297,720	(11,947,007)	(1,380,994)
Dividend paid to common shareholders		(11,800,000)
Net proceeds from initial public offering		3,554,110
Net cash used in financing activities	(9,377,770)	(5,527,866)	(23,278,934)
Effect on exchange rate change on cash and cash equivalents	450,101	(905,513)	(74,709)
Net change in cash and cash equivalents	2,415,470	(6,564,350)	(4,785,655)
BEGINNING OF YEAR	24,860,621	31,424,971	36,210,626
END OF YEAR	27,276,091	24,860,621	31,424,971
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	2,681,286	1,238,497	734,001
Cash paid for interest	942,617	836,098	726,886
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Shares issued for common control acquisition	75,000,000	75,000,000	75,000,000
Related parties balances under offsetting arrangement upon reorganization	$ 16,798,359	$ 13,963,468	$ (712,404)